ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
ACCOUNTING POLICY
ACCOUNTING POLICIES

1.     Accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note which it relates to. These policies have been consistently applied to all the periods presented except for the adoption of IFRS 15 Revenue from Contracts with Customers (IFRS 15) and IFRS 9 Financial Instruments (IFRS 9). These two standards had no significant impact on the Group’s measurement and recognition principles (refer to note 1.2).

1.1     Reporting entity

Sibanye Gold Limited, trading as Sibanye-Stillwater (Sibanye-Stillwater or the Group), an independent, global, precious metals mining company, produces a mix of metals that includes gold and platinum group metals (PGM). Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into two regions: the Southern Africa (SA) region and the United States (US) region.

The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein and Kloof operations in the West Witwatersrand (West Wits) region of Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. The PGM assets in the SA region are Kroondal (50%), the Rustenburg operation and the tailings retreatment entity, Platinum Mile (91.7%) in North West Province, and Mimosa (50%) in Zimbabwe.

The US region houses the PGM operations and projects located in the US and Canada. These include the East Boulder and Stillwater mining operations and the Blitz project in Montana, in the US, and an exploration-stage project, Marathon, a PGM-copper porphyry in Ontario, Canada. The assets in this region also include the Metallurgical complex in Columbus, Montana. This complex houses the smelter, base metal refinery and an analytical laboratory which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.

1.2     Basis of preparation

The consolidated financial statements for the year ended 31 December 2018 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2018

During the financial year, the following new and revised accounting standards and amendments to standards became effective and had no significant impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 2 Share-based payment (Amendment)

Classification and Measurement of Share-based Payment Transactions:

A collection of three distinct narrow-scope amendments dealing with classification and measurement of share-based payments. The amendments address:

• the effects of vesting conditions on the measurement of a cash-settled share-based payment;

• the accounting requirements for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled; and

• the classification of share-based payment transactions with net settlement features.

1 January 2018
IAS 28 Investments in Associates and Joint Ventures (Amendment)

Annual Improvements 2014-2016 Cycle

Clarification that a venture capital organisation, or a mutual fund, unit trust and similar entities may elect, at initial recognition, to measure investments in an associate or joint venture at fair value through profit or loss separately for each associate or joint venture.

1 January 2018
Pronouncement	Details of amendments	Effective date[1]
IFRIC 22 Foreign Currency Transactions and Advance Consideration	This interpretation addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency.	1 January 2018

[1] Effective date refers to annual period beginning on or after said date

During the financial year, the following new accounting standards became effective and had an impact on the financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 9 Financial Instruments (New standard)

IFRS 9 arises from a three-part project to replace IAS 39 Financial Instruments: Recognition and Measurement.

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting, and a new impairment model for financial assets.

On 1 January 2018, the Group adopted IFRS 9, which replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. On adoption, the mark-to-market valuation recognised in the consolidated statement of other comprehensive income remains recognised in the consolidated statement of other comprehensive income, but will not be reclassified to profit or loss in future.

The Group designated its equity securities as financial assets at fair value through other comprehensive income (OCI), which will be recorded initially at fair value. Subsequent changes in fair value will be recognised in OCI only and will not be reclassified to profit or loss on derecognition. As a result of this change, there was no impact to the Group’s financial statements.

The adoption of the new “expected credit loss” impairment model under IFRS 9, as opposed to an incurred credit loss model under IAS 39, had a negligible impact on the carrying amounts of the Group’s financial assets given the Group transacts exclusively with a limited number of large international institutions and other organisations with strong credit ratings and the negligible historical level of customer default.

The Group does not apply hedge accounting and the new rules for hedge accounting also have no impact.

The impacts have been applied to the disclosure of the Group’s financial instruments.

1 January 2018
IFRS 15 Revenue from Contracts with Customers (New standard)

IFRS 15 supersedes the previous revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretation. IFRS 15 establishes a single comprehensive five-step model to account for revenue arising from contracts with customers and is based on the core principle that revenue is recognised when control of a good or service transfers to a customer.

On 1 January 2018, the Group adopted IFRS 15, which requires that revenue from contracts with customers be recognised upon the transfer of control over goods or services to the customer. The recognition of revenue upon transfer of control to the customer is consistent with the revenue recognition policy as set out in the consolidated financial statements for the year ended 31 December 2017, as the condition is generally satisfied when title transfers to the customer. As such, on adoption, this requirement under IFRS 15 resulted in no impact to the Group’s financial statements as the timing of revenue recognition on sales is unchanged.

1 January 2018

[1] Effective date refers to annual period beginning on or after said date

Standards, interpretations and amendments to published standards which are not yet effective

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on or after 1 January 2019 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments and estimated impact	Effective date[1]
IFRS 3 Business Combinations (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that when an entity obtains control of a business that is a joint operation, it is required to remeasure previously held interests in that business.	1 January 2019
IFRS 9 Financial instruments (Amendment)[2]

Prepayment Features with Negative Compensation

The narrow-scope amendment allows companies to measure particular prepayable financial assets with negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met.

1 January 2019
IFRS 11 Disclosure of Interest in Other Entities (Amendment)[2]

Annual Improvements 2015-2017 Cycle

Clarification that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

1 January 2019
IFRS 16 Leases (New standard)

IFRS 16 replaces the previous lease standard IAS 17 Leases and related interpretations. IFRS 16 has one model for lessees which will result in almost all leases being recognised on balance sheet as the distinction between operating and finance leases is removed. The only exceptions are short-term and low-value leases. At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e. the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset).

Lessees also will be required to remeasure the lease liability upon the occurrence of certain events (e.g. a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

The Group has developed a full implementation plan to determine the impact on the financial statements and internal controls. In 2017, the Group formed an IFRS 16 project team to begin the process of assessing the impact of the leases standard. The project team developed its project plan, established a steering committee, identified key stakeholders, completed high level education sessions and began the process to gather more information (through the use of interviews and questionnaires) with respect to the population of procurement contracts.

The Group will use the modified retrospective approach of adoption resulting in no restatement of prior year comparatives. The quantitative impact of adopting IFRS 16 will be provided in the condensed consolidated interim financial statements for the six months ending 30 June 2019 as the Group is determining the incremental borrowing rate of the identified contracts.

The Group has elected to apply the available exemptions as permitted by IFRS 16 to recognise a lease expense on a straight line basis for short-term leases (lease term of 12 months or less) and low value assets. The Group has also elected to apply the practical expedient for leases which term ends within 12 months of the date of initial application which will be accounted for in the same way as short-term leases.

Upon the adoption of IFRS 16, the Group expects to recognise additional right of use assets and lease liabilities. The Group expects an increase in amortisation and depreciation and finance expense, a decrease in cost of sales before amortisation and depreciation, and an increase in cash flow from operating activities as these lease payments will be recognised as financing outflows in the statement of cash flows.

1 January 2019
IAS 1 Presentation of Financial Statements (Amendment)[2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS.	1 January 2020
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment)[2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS Standards.	1 January 2020
IAS 12 Income Taxes (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that all income tax consequences of dividends should be recognised in profit or loss, regardless how the tax arises.	1 January 2019
IAS 19 Employee Benefits (Amendment)[2]

Plan Amendment, Curtailment or Settlement

The amendments require an entity to use the updated assumptions from a remeasurement net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan.

1 January 2019
IAS 23 Borrowing Costs (Amendment) [2]

Annual Improvements 2015-2017 Cycle

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

1 January 2019
IAS 28 Investments in Associates and Joint Ventures (Amendment)[2]

Long-term interest in Associates and Joint Ventures

Clarification provided that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

1 January 2019
IFRIC 23 Uncertainty over Income Tax Treatments[2]	The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.	1 January 2019

[1] Effective date refers to annual period beginning on or after said date

2 No impact

Significant accounting judgements and estimates

The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 – Revenue
Royalties, mining and income tax, and deferred tax	9 – Royalties, mining and income tax, and deferred tax
Property, plant and equipment	12 – Property, plant and equipment
Business combinations	13 – Acquisitions
Goodwill	14 – Goodwill
Equity-accounted investments	15 – Equity accounted investments
Other receivables and other payables	18 – Other receivables and other payables
Borrowings	24 – Borrowings and derivative financial instrument
Environmental rehabilitation obligation	25 – Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	26 – Occupational healthcare obligation
Deferred revenue	27 – Deferred revenue
Contingent liabilities	33 – Contingent liabilities

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

1.3     Consolidation

[1] The non-controlling interests in the statement of changes in equity relates to the attributable share of accumulated profits of DRDGOLD Limited (DRDGOLD), the Newshelf 1114 Proprietary Limited (Newshelf 1114) group, Goldfields Technical Security Management Proprietary Limited (GTSM) and Platinum Mile Resources Proprietary Limited (Platinum Mile) (refer to note 23).

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer to note 24.7).

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke.

4 In terms of the Rustenburg operation Transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%) Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater.

[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities.

Subsidiaries

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases.

Although the Group owns less than half of DRDGOLD and has less than half of DRDGOLD’s voting power, management has determined that the Group controls the entity. The Group controls DRDGOLD as a result of an option to subscribe for a sufficient number of DRDGOLD ordinary shares to attain a 50.1% shareholding in DRDGOLD at a 10% discount to the 30 day volume weighted average traded price, which is considered substantive.

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Transactions with shareholders of Sibanye-Stillwater

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities.

1.4     Foreign currencies

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign operations

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•

Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•

On consolidation, exchange differences arising from the translation of the net investment in foreign operations (i.e. the reporting entity’s interest in the net assets of that operation), and of borrowings are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

•

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

1.5     Comparatives

Where necessary comparative periods may be adjusted to conform to changes in presentation.